Organization and Business (Details) (USD $)	6 Months Ended			3 Months Ended						6 Months Ended
	Jun. 30, 2012 sqft	Dec. 31, 2011	Aug. 11, 2010	Jun. 30, 2012 Initial public offering	Apr. 13, 2012 Initial public offering	Jan. 26, 2012 Initial public offering	Jan. 26, 2012 Distribution reinvestment plan Initial public offering	Jan. 26, 2012 Maximum Initial public offering	Jan. 26, 2012 Minimum Initial public offering	Jun. 30, 2012 CCPT IV OP
Organization and business [Line Items]
General partner partnership interest percentage										99.90%
Noncontrolling interest - limited partner partnership interest percentage										0.10%
Common stock, shares authorized (in shares)	490,000,000	490,000,000					50,000,000	250,000,000	250,000
Share price (in dollars per share)			$ 10			$ 10	$ 9.50
Common stock, shares issued (in shares)	4,550,606	20,000	20,000		308,000
Issuance of common stock, shares (in shares)				4,500,000
Issuance of common stock	$ 45,115,123			$ 45,100,000
Offering costs, selling commissions, and dealer management fees				$ (4,800,000)
Number of owned properties (in number of properties)	16
Rentable square feet (in square feet)	283,000
Number of states in which entity owns properties (in number of states)	12
Percentage of rentable space leased	99.60%